REVENUES - Schedule of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Contract assets, beginning	$ 899
Contract assets, ending	1,396
Change in contract assets - increase	(497)	$ (48)
Contract liabilities, beginning	366
Contract liabilities, ending	554
Change in contract liabilities - increase	188	$ 286
Net change	$ 309